Benefit Plans 3 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 71.8	$ 74.6	$ 72.9
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Multiemployer Plan Surcharge		10.00%
Multiemployer Plans Withdrawal Obligation	$ 15.0	$ 19.0
Noncurrent Regulatory Liabilities	8,540.3	8,422.3
Noncurrent Regulatory Assets	3,310.4	3,587.6
UMWA Withdrawal Obligation [Member]
Benefit Plans Textuals [Abstract]
Noncurrent Regulatory Liabilities	3.0
Noncurrent Regulatory Assets		1.0
AEP Texas Inc. [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 5.7	6.0	5.2
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Liabilities	$ 1,344.3	1,320.5
Noncurrent Regulatory Assets	430.0	378.7
Appalachian Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 7.5	7.4	7.3
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Liabilities	$ 1,449.7	1,454.9
Noncurrent Regulatory Assets	475.8	573.9
Indiana Michigan Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 10.5	10.7	10.9
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Liabilities	$ 1,574.5	1,708.7
Noncurrent Regulatory Assets	512.5	579.4
Ohio Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 6.3	6.1	5.6
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Liabilities	$ 1,221.2	1,100.2
Noncurrent Regulatory Assets	387.5	652.8
Public Service Co Of Oklahoma [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 4.5	5.0	4.3
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Liabilities	$ 864.7	853.5
Noncurrent Regulatory Assets	369.0	368.1
Southwestern Electric Power Co [Member]
American Electric Power System Retirement Savings Plans
Cost of Company Matching Contributions	$ 5.9	6.0	5.7
Benefit Plans Textuals [Abstract]
Matching Contributions Provided Percentage	100.00%
Eligible Compensation Contribution by Employee Percentage	1.00%
Second Matching Contributions Provided Percentage	70.00%
Second Eligible Compensation Contribution by Employee Percentage	5.00%
Noncurrent Regulatory Liabilities	$ 923.0	896.4
Noncurrent Regulatory Assets	230.8	220.6
Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,625.6	5,025.2
Underfunded Benefit Obligation
Projected Benefit Obligation	4,810.3	5,215.8	5,085.8
Accumulated Benefit Obligation	4,625.6	5,025.2
Fair Value of Plan Assets	4,695.9	5,174.1	4,827.3
Underfunded Status, Projected Benefit Obligation	(114.4)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	98.7
Components of Net Periodic Benefit Cost
Service Cost	97.6	96.5	85.8
Interest Cost	187.8	203.1	211.6
Expected Return on Plan Assets	(290.3)	(284.8)	(280.3)
Amortization of Prior Service Cost (Credit)	0.0	1.0	2.3
Amortization of Net Actuarial Loss	85.2	82.8	83.8
Settlements	2.6	0.0	0.0
Net Periodic Benefit Cost (Credit)	82.9	98.6	103.2
Capitalized Portion	(41.1)	(39.9)	(37.8)
Net Periodic Benefit Cost (Credit) Recognized in Expense	41.8	58.7	65.4
Pension Plans [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	339.8
2020	344.2
2021	354.2
2022	357.3
2023	364.1
Years 2024 to 2028, in Total	1,808.2
Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	396.8	425.2
Underfunded Benefit Obligation
Projected Benefit Obligation	409.3	441.3	421.7
Accumulated Benefit Obligation	396.8	425.2
Fair Value of Plan Assets	410.7	455.9	416.6
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	8.0
Components of Net Periodic Benefit Cost
Service Cost	9.2	8.6	7.5
Interest Cost	16.0	17.1	17.8
Expected Return on Plan Assets	(25.6)	(25.0)	(24.5)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.4
Amortization of Net Actuarial Loss	7.2	7.0	7.1
Net Periodic Benefit Cost (Credit)	6.8	7.7	8.3
Capitalized Portion	(4.8)	(4.0)	(3.6)
Net Periodic Benefit Cost (Credit) Recognized in Expense	2.0	3.7	4.7
Pension Plans [Member] | AEP Texas Inc. [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	30.8
2020	34.3
2021	34.9
2022	33.5
2023	34.9
Years 2024 to 2028, in Total	164.7
Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	588.5	648.2
Underfunded Benefit Obligation
Projected Benefit Obligation	603.1	665.0	654.0
Accumulated Benefit Obligation	588.5	648.2
Fair Value of Plan Assets	593.3	651.7	606.4
Underfunded Status, Projected Benefit Obligation	(9.8)	(13.3)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	7.7
Components of Net Periodic Benefit Cost
Service Cost	9.3	9.4	8.1
Interest Cost	23.5	25.7	27.2
Expected Return on Plan Assets	(36.6)	(35.8)	(35.3)
Amortization of Prior Service Cost (Credit)	0.0	0.2	0.1
Amortization of Net Actuarial Loss	10.6	10.4	10.8
Net Periodic Benefit Cost (Credit)	6.8	9.9	10.9
Capitalized Portion	(3.8)	(4.0)	(4.1)
Net Periodic Benefit Cost (Credit) Recognized in Expense	3.0	5.9	6.8
Pension Plans [Member] | Appalachian Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	43.4
2020	42.8
2021	43.4
2022	43.6
2023	44.2
Years 2024 to 2028, in Total	220.2
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	536.9	592.8
Underfunded Benefit Obligation
Projected Benefit Obligation	567.0	624.3	611.6
Accumulated Benefit Obligation	536.9	592.8
Fair Value of Plan Assets	583.8	636.7	586.1
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	1.1
Components of Net Periodic Benefit Cost
Service Cost	13.6	14.0	12.2
Interest Cost	22.1	24.3	25.3
Expected Return on Plan Assets	(35.7)	(34.6)	(33.6)
Amortization of Prior Service Cost (Credit)	0.0	0.2	0.1
Amortization of Net Actuarial Loss	9.8	9.7	10.0
Net Periodic Benefit Cost (Credit)	9.8	13.6	14.0
Capitalized Portion	(5.6)	(5.5)	(3.3)
Net Periodic Benefit Cost (Credit) Recognized in Expense	4.2	8.1	10.7
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	36.2
2020	36.4
2021	37.5
2022	38.9
2023	40.3
Years 2024 to 2028, in Total	210.6
Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	438.5	483.5
Underfunded Benefit Obligation
Projected Benefit Obligation	453.9	501.1	492.9
Accumulated Benefit Obligation	438.5	483.5
Fair Value of Plan Assets	466.1	509.1	473.8
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	0.5
Components of Net Periodic Benefit Cost
Service Cost	7.7	7.5	6.5
Interest Cost	17.7	19.4	20.6
Expected Return on Plan Assets	(28.8)	(27.9)	(27.6)
Amortization of Prior Service Cost (Credit)	0.0	0.1	0.1
Amortization of Net Actuarial Loss	8.0	7.8	8.1
Net Periodic Benefit Cost (Credit)	4.6	6.9	7.7
Capitalized Portion	(3.6)	(3.3)	(3.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	1.0	3.6	4.3
Pension Plans [Member] | Ohio Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	34.3
2020	34.5
2021	34.0
2022	33.9
2023	34.7
Years 2024 to 2028, in Total	163.3
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	240.2	259.6
Underfunded Benefit Obligation
Projected Benefit Obligation	253.8	276.6	266.7
Accumulated Benefit Obligation	240.2	259.6
Fair Value of Plan Assets	261.2	287.8	266.0
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	0.2
Components of Net Periodic Benefit Cost
Service Cost	7.0	6.4	6.2
Interest Cost	9.9	10.7	11.2
Expected Return on Plan Assets	(16.1)	(15.6)	(15.5)
Amortization of Prior Service Cost (Credit)	0.0	0.0	0.3
Amortization of Net Actuarial Loss	4.4	4.3	4.4
Net Periodic Benefit Cost (Credit)	5.2	5.8	6.6
Capitalized Portion	(2.6)	(2.1)	(2.4)
Net Periodic Benefit Cost (Credit) Recognized in Expense	2.6	3.7	4.2
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	19.0
2020	19.5
2021	21.2
2022	20.4
2023	23.1
Years 2024 to 2028, in Total	102.5
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	272.8	291.6
Underfunded Benefit Obligation
Projected Benefit Obligation	291.4	314.6	296.6
Accumulated Benefit Obligation	272.8	291.6
Fair Value of Plan Assets	281.0	311.7	287.3
Underfunded Status, Projected Benefit Obligation	(10.4)	(2.9)
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	7.9
Components of Net Periodic Benefit Cost
Service Cost	9.3	8.7	8.1
Interest Cost	11.3	12.3	12.4
Expected Return on Plan Assets	(17.3)	(17.0)	(16.4)
Amortization of Prior Service Cost (Credit)	0.0	0.1	0.3
Amortization of Net Actuarial Loss	5.1	4.9	4.8
Settlements	0.4	0.0	0.0
Net Periodic Benefit Cost (Credit)	8.8	9.0	9.2
Capitalized Portion	(3.1)	(2.7)	(2.7)
Net Periodic Benefit Cost (Credit) Recognized in Expense	5.7	6.3	6.5
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Pension Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	21.4
2020	21.8
2021	22.9
2022	23.8
2023	24.0
Years 2024 to 2028, in Total	120.5
Qualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	4,560.7	4,951.3
Underfunded Benefit Obligation
Accumulated Benefit Obligation	4,560.7	4,951.3
Qualified Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	393.2	421.4
Underfunded Benefit Obligation
Accumulated Benefit Obligation	393.2	421.4
Qualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	588.3	648.0
Underfunded Benefit Obligation
Accumulated Benefit Obligation	588.3	648.0
Qualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	536.3	592.4
Underfunded Benefit Obligation
Accumulated Benefit Obligation	536.3	592.4
Qualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	438.3	483.4
Underfunded Benefit Obligation
Accumulated Benefit Obligation	438.3	483.4
Qualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	238.0	256.9
Underfunded Benefit Obligation
Accumulated Benefit Obligation	238.0	256.9
Qualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	271.6	289.4
Underfunded Benefit Obligation
Accumulated Benefit Obligation	271.6	289.4
Nonqualified Pension Plans [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	64.9	73.9
Underfunded Benefit Obligation
Projected Benefit Obligation		78.0
Accumulated Benefit Obligation	64.9	73.9
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation		(78.0)
Underfunded Status, Accumulated Benefit Obligation	(64.9)	(73.9)
Nonqualified Pension Plans [Member] | AEP Texas Inc. [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	3.6	3.8
Underfunded Benefit Obligation
Projected Benefit Obligation	3.8	4.0
Accumulated Benefit Obligation	3.6	3.8
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(3.8)	(4.0)
Underfunded Status, Accumulated Benefit Obligation	(3.6)	(3.8)
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.2	0.2
Underfunded Benefit Obligation
Accumulated Benefit Obligation	0.2	0.2
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(0.2)	(0.2)
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.6	0.4
Underfunded Benefit Obligation
Projected Benefit Obligation	1.2	1.0
Accumulated Benefit Obligation	0.6	0.4
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(1.2)	(1.0)
Underfunded Status, Accumulated Benefit Obligation	(0.6)	(0.4)
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	0.2	0.1
Underfunded Benefit Obligation
Projected Benefit Obligation	0.4	0.4
Accumulated Benefit Obligation	0.2	0.1
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(0.4)	(0.4)
Underfunded Status, Accumulated Benefit Obligation	(0.2)	(0.1)
Nonqualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	2.2	2.7
Underfunded Benefit Obligation
Projected Benefit Obligation	2.3	2.7
Accumulated Benefit Obligation	2.2	2.7
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Projected Benefit Obligation	(2.3)	(2.7)
Underfunded Status, Accumulated Benefit Obligation	(2.2)	(2.7)
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Accumulated Benefit Obligation
Accumulated Benefit Obligation	1.2	2.2
Underfunded Benefit Obligation
Accumulated Benefit Obligation	1.2	2.2
Fair Value of Plan Assets	0.0	0.0
Underfunded Status, Accumulated Benefit Obligation	(1.2)	(2.2)
Other Postretirement Benefit Plans [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	1,194.5	1,332.0	1,447.4
Fair Value of Plan Assets	1,534.2	1,732.5	1,545.9
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	4.5
Components of Net Periodic Benefit Cost
Service Cost	11.6	11.2	10.2
Interest Cost	47.4	59.3	60.9
Expected Return on Plan Assets	(102.2)	(101.3)	(107.0)
Amortization of Prior Service Cost (Credit)	(69.1)	(69.1)	(69.0)
Amortization of Net Actuarial Loss	10.5	36.7	31.4
Settlements	0.0	0.0	0.0
Net Periodic Benefit Cost (Credit)	(101.8)	(63.2)	(73.5)
Capitalized Portion	(4.9)	25.6	26.9
Net Periodic Benefit Cost (Credit) Recognized in Expense	(106.7)	(37.6)	(46.6)
Other Postretirement Benefit Plans [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	122.0
2020	126.5
2021	127.1
2022	127.2
2023	126.3
Years 2024 to 2028, in Total	618.8
Other Postretirement Benefit Plans [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2019	0.2
2020	0.2
2021	0.3
2022	0.3
2023	0.3
Years 2024 to 2028, in Total	1.5
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	95.9	107.1	120.4
Fair Value of Plan Assets	129.9	147.3	134.1
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	0.1
Components of Net Periodic Benefit Cost
Service Cost	0.9	0.9	0.7
Interest Cost	3.8	4.9	5.1
Expected Return on Plan Assets	(8.6)	(8.8)	(9.3)
Amortization of Prior Service Cost (Credit)	(5.9)	(5.8)	(6.0)
Amortization of Net Actuarial Loss	0.8	3.2	2.8
Net Periodic Benefit Cost (Credit)	(9.0)	(5.6)	(6.7)
Capitalized Portion	(0.5)	2.9	3.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	(9.5)	(2.7)	(3.3)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	10.0
2020	10.5
2021	10.7
2022	10.9
2023	10.9
Years 2024 to 2028, in Total	53.6
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023	0.0
Years 2024 to 2028, in Total	0.0
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	205.5	236.5	255.6
Fair Value of Plan Assets	238.4	273.4	246.9
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	2.1
Components of Net Periodic Benefit Cost
Service Cost	1.1	1.1	1.0
Interest Cost	8.2	10.6	10.8
Expected Return on Plan Assets	(16.0)	(16.5)	(17.3)
Amortization of Prior Service Cost (Credit)	(10.0)	(10.1)	(10.1)
Amortization of Net Actuarial Loss	1.9	6.3	5.4
Net Periodic Benefit Cost (Credit)	(14.8)	(8.6)	(10.2)
Capitalized Portion	(0.5)	3.5	3.9
Net Periodic Benefit Cost (Credit) Recognized in Expense	(15.3)	(5.1)	(6.3)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	22.0
2020	22.5
2021	22.2
2022	22.1
2023	21.6
Years 2024 to 2028, in Total	103.4
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2019	0.2
2020	0.2
2021	0.2
2022	0.2
2023	0.2
Years 2024 to 2028, in Total	0.7
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	138.3	153.5	167.6
Fair Value of Plan Assets	187.3	211.1	186.6
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	0.0
Components of Net Periodic Benefit Cost
Service Cost	1.6	1.6	1.5
Interest Cost	5.4	6.9	7.0
Expected Return on Plan Assets	(12.3)	(12.2)	(12.9)
Amortization of Prior Service Cost (Credit)	(9.5)	(9.4)	(9.4)
Amortization of Net Actuarial Loss	1.2	4.4	3.7
Net Periodic Benefit Cost (Credit)	(13.6)	(8.7)	(10.1)
Capitalized Portion	(0.7)	3.5	2.4
Net Periodic Benefit Cost (Credit) Recognized in Expense	(14.3)	(5.2)	(7.7)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	14.8
2020	15.4
2021	15.7
2022	15.7
2023	15.6
Years 2024 to 2028, in Total	75.6
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023	0.0
Years 2024 to 2028, in Total	0.0
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	129.5	144.3	164.0
Fair Value of Plan Assets	175.4	198.5	182.6
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.9	0.9	0.8
Interest Cost	5.1	6.7	7.0
Expected Return on Plan Assets	(11.7)	(11.9)	(13.0)
Amortization of Prior Service Cost (Credit)	(6.9)	(6.9)	(6.9)
Amortization of Net Actuarial Loss	1.1	4.3	3.8
Net Periodic Benefit Cost (Credit)	(11.5)	(6.9)	(8.3)
Capitalized Portion	(0.4)	3.3	3.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	(11.9)	(3.6)	(4.6)
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	14.5
2020	14.8
2021	14.8
2022	14.7
2023	14.5
Years 2024 to 2028, in Total	69.1
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023	0.0
Years 2024 to 2028, in Total	0.0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	62.3	69.4	77.6
Fair Value of Plan Assets	84.3	95.5	86.4
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.7	0.7	0.6
Interest Cost	2.5	3.2	3.3
Expected Return on Plan Assets	(5.6)	(5.6)	(6.1)
Amortization of Prior Service Cost (Credit)	(4.3)	(4.3)	(4.3)
Amortization of Net Actuarial Loss	0.5	2.0	1.8
Net Periodic Benefit Cost (Credit)	(6.2)	(4.0)	(4.7)
Capitalized Portion	(0.3)	1.4	1.7
Net Periodic Benefit Cost (Credit) Recognized in Expense	(6.5)	(2.6)	(3.0)
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	6.3
2020	6.8
2021	6.8
2022	7.0
2023	7.1
Years 2024 to 2028, in Total	34.9
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023	0.0
Years 2024 to 2028, in Total	0.0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Underfunded Benefit Obligation
Projected Benefit Obligation	72.7	80.3	86.9
Fair Value of Plan Assets	98.5	110.4	96.8
Estimated Future Benefit Payments and Contributions
Expected Contributions and Payments During 2019	0.0
Components of Net Periodic Benefit Cost
Service Cost	0.9	0.9	0.8
Interest Cost	2.8	3.6	3.6
Expected Return on Plan Assets	(6.4)	(6.3)	(6.8)
Amortization of Prior Service Cost (Credit)	(5.2)	(5.2)	(5.0)
Amortization of Net Actuarial Loss	0.6	2.3	1.9
Settlements	0.0	0.0	0.0
Net Periodic Benefit Cost (Credit)	(7.3)	(4.7)	(5.5)
Capitalized Portion	(0.3)	1.4	1.6
Net Periodic Benefit Cost (Credit) Recognized in Expense	(7.6)	$ (3.3)	$ (3.9)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Benefit Payments [Member]
Estimated Future Benefit Payments and Contributions
2019	7.1
2020	7.5
2021	7.8
2022	8.0
2023	8.1
Years 2024 to 2028, in Total	41.5
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Medicare Subsidy Receipts [Member]
Estimated Future Benefit Payments and Contributions
2019	0.0
2020	0.0
2021	0.0
2022	0.0
2023	0.0
Years 2024 to 2028, in Total	$ 0.0